Note 7 - Share-based Compensation (Details Textual) - The 2017 Omnibus Incentive Plan [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Mar. 09, 2017
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized		2,137,037
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	343,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares	343,000
Chief Medical Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	600,000
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	1,141,477
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period	318,700
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	$ 3,906
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	4 years
Employee Stock Option [Member]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	$ 1,281
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	81 days